Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Balance Sheets [Abstract]
Allowances and reserves on Accounts receivables	$ 42,533	$ 37,850
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	49,507,826	49,987,826
Common stock, shares outstanding	39,182,826	39,132,826